Stockholders' Equity - Schedule of Stock Option Exercises Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Cash received for exercise price	$ 1,410	$ 756	$ 1,472
Intrinsic value	$ 915	$ 559	$ 1,042